Leases, Maturities of operating lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	$ 396
2024	330
2025	272
2026	229
2027	192
Thereafter	753
Total lease payments	2,172
Less: Imputed interest	(318)
Present value of lease liabilities	$ 1,854	$ 1,985